Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The 2023 ETF Series Trust II
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000263747
Shareholder Report [Line Items]
Fund Name	Pictet AI & Automation ETF
Trading Symbol	PBOT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pictet AI & Automation ETF (the "Fund") for the period October 15, 2025Footnote Reference* to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pictet.com/etf. You can also request this information by contacting us at 855-994-4778.
Additional Information Phone Number	855-994-4778
Additional Information Website	www.pictet.com/etf
Expenses [Text Block]

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pictet AI & Automation ETF	$31	0.70%
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.70%
AssetsNet	$ 4,672,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)
Table Summary
Fund Size (Thousands)	$4,672
Number of Holdings	45
Investment Advisory Fees	$30,586
Portfolio Turnover	74%

Holdings [Text Block]

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	(1.3)%
Short-Term Investments	1.3%
Industrial	0.7%
Financial	1.9%
Consumer Non-Cyclical	1.9%
Communications	20.2%
Technology	75.3%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and liabilities in excess of other assets.

Largest Holdings [Text Block]
Table Summary
Top Ten Holdings	(% of net assets)
Alphabet, Inc. - Class A	7.9
NVIDIA Corp.	7.5
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6.4
Broadcom, Inc.	5.8
KLA Corp.	5.0
Palo Alto Networks, Inc.	4.6
Crowdstrike Holdings, Inc. - Class A	4.2
SAP SE	3.3
Salesforce, Inc.	3.3
Meta Platforms, Inc. - Class A	3.1

Material Fund Change [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.
C000263748
Shareholder Report [Line Items]
Fund Name	Pictet AI Enhanced International Equity ETF
Trading Symbol	PQNT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pictet AI Enhanced International Equity ETF (the "Fund") for the period October 15, 2025Footnote Reference* to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pictet.com/etf. You can also request this information by contacting us at 855-994-4778.
Additional Information Phone Number	855-994-4778
Additional Information Website	www.pictet.com/etf
Expenses [Text Block]

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pictet AI Enhanced International Equity ETF	$19	0.41%
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.41%
AssetsNet	$ 5,154,000
Holdings Count | Holding	270
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)
Table Summary
Fund Size (Thousands)	$5,154
Number of Holdings	270
Investment Advisory Fees	$12,327
Portfolio Turnover	86%

Holdings [Text Block]

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	0.2%
Short-Term Investments	0.3%
Communications	3.0%
Utilities	3.9%
Energy	4.2%
Basic Materials	4.6%
Technology	8.3%
Consumer Cyclical	12.5%
Industrial	14.8%
Consumer Non-Cyclical	21.9%
Financial	26.3%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

Largest Holdings [Text Block]
Table Summary
Top Ten Holdings	(% of net assets)
ASML Holding NV	2.9
AstraZeneca PLC	2.3
Sony Group Corp.	1.6
BP PLC	1.5
SAP SE	1.4
EssilorLuxottica S.A.	1.4
Deutsche Bank AG	1.2
ING Groep NV	1.2
Intesa Sanpaolo SpA	1.2
Unilever PLC	1.2

Material Fund Change [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.
C000271445
Shareholder Report [Line Items]
Fund Name	Pictet AI Enhanced US Equity ETF
Trading Symbol	PQUS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pictet AI Enhanced US Equity ETF (the "Fund") for the period February 25, 2026Footnote Reference* to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pictet.com/etf. You can also request this information by contacting us at 855-994-4778.
Additional Information Phone Number	855-994-4778
Additional Information Website	www.pictet.com/etf
Expenses [Text Block]

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pictet AI Enhanced US Equity ETF	$2	0.22%
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.22%
AssetsNet	$ 51,124,000
Holdings Count | Holding	173
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)
Table Summary
Fund Size (Thousands)	$51,124
Number of Holdings	173
Investment Advisory Fees	$6,892
Portfolio Turnover	16%

Holdings [Text Block]

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	0.1%
Short-Term Investments	0.2%
Basic Materials	0.5%
Energy	2.5%
Utilities	2.8%
Industrial	7.3%
Consumer Cyclical	8.8%
Communications	12.4%
Financial	13.9%
Consumer Non-Cyclical	16.8%
Technology	34.7%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

Largest Holdings [Text Block]
Table Summary
Top Ten Holdings	(% of net assets)
Apple, Inc.	7.7
NVIDIA Corp.	7.1
Microsoft Corp.	5.6
Broadcom, Inc.	3.3
Alphabet, Inc. - Class A	3.2
Amazon.com, Inc.	2.6
Berkshire Hathaway, Inc. - Class B	2.5
Alphabet, Inc. - Class C	2.4
Eli Lilly & Co.	2.3
Tesla, Inc.	2.1

Material Fund Change [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.
C000263749
Shareholder Report [Line Items]
Fund Name	Pictet Cleaner Planet ETF
Trading Symbol	PCLN
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pictet Cleaner Planet ETF (the "Fund") for the period October 15, 2025Footnote Reference* to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pictet.com/etf. You can also request this information by contacting us at 855-994-4778.
Additional Information Phone Number	855-994-4778
Additional Information Website	www.pictet.com/etf
Expenses [Text Block]

What were the Fund costs for the past period?

(based on hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference(a)
Pictet Cleaner Planet ETF	$32	0.70%
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.70%
AssetsNet	$ 13,296,000
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of March 31, 2026)
Table Summary
Fund Size (Thousands)	$13,296
Number of Holdings	63
Investment Advisory Fees	$42,184
Portfolio Turnover	58%

Holdings [Text Block]

Sector Weightings

(% of Total Net Assets)

Table Summary
Value	Value
Cash & Cash Equivalents	0.1%
Short-Term Investments	0.1%
Financial	0.7%
Communications	0.8%
Energy	2.4%
Consumer Cyclical	3.6%
Utilities	4.6%
Basic Materials	5.5%
Consumer Non-Cyclical	5.6%
Industrial	31.9%
Technology	44.7%

Percentages are based on total net assets. Cash & Cash Equivalents represents cash and other assets in excess of liabilities.

Largest Holdings [Text Block]
Table Summary
Top Ten Holdings	(% of net assets)
ASML Holding NV	5.5
Applied Materials, Inc.	5.3
Marvell Technology, Inc.	4.1
Cadence Design Systems, Inc.	3.5
Trane Technologies PLC	3.3
Schneider Electric SE	3.1
Thermo Fisher Scientific, Inc.	2.8
Broadcom, Inc.	2.7
NXP Semiconductors NV	2.6
Ecolab, Inc.	2.6

Material Fund Change [Text Block]

How has the Fund changed?

There were no material changes during the reporting period.